Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
Note 18. Income Taxes
On July 15, 2019, after a corporate restructure, WeWork Inc. is the sole owner of The We Company MC LLC (the “We Company MC”), a wholly owned disregarded entity, which is the general partner and holder of effectively 100% of the economic and control interest in the We Company Management Holdings L.P. Additionally, Teem Holdings Inc., Euclid WW Holdings Inc., Meetup Holdings Inc., and The We Company Management LLC, indirectly or directly became wholly owned subsidiaries of the We Company MC and limited partners of the WeWork Partnership along with various holders of WeWork Partnerships Profits Interest Units. As a partnership, the WeWork Partnership is generally not subject to U.S. federal and most state and local income taxes, however, the WeWork Partnership, through its 100% ownership of the equity in WeWork Companies LLC, is subject to withholding taxes in certain foreign jurisdictions. Any taxable income or loss generated by the WeWork Partnership is passed through to and included in the taxable income or loss of its members based on each member’s respective ownership percentage and adjusts the initial deferred tax asset for the basis difference established on the investment in the partnership. During the year ended December 31, 2020, the redemption of the partnership interest of Meetup and Teem, and sale of the stock of the entities, resulted in the reversal of some portion of the deferred tax asset and the recognition of a net capital loss.
For US income tax purposes, the Business Combination (as discussed in Note 3) is expected to qualify as a reorganization within the meaning of Section 368(a) of the Code, and thereby result in no material implications to the tax structure.

The components of pre-tax loss are as follows:

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019
U.S.	$(3,312,041)	$(1,540,919)	$(2,497,989)
Non-U.S.	(1,316,090)	(2,273,432)	(1,231,261)
Total pre-tax loss	$(4,628,131)	$(3,814,351)	$(3,729,250)

The components of income tax provision (benefit) are as follows:

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019
Current tax provision (benefit):
Federal	$—	$—	$—
State and local	—	—	—
Non-U.S.	3,331	20,456	49,371
Total current tax provision	3,331	20,456	49,371
Deferred tax provision (benefit):
Federal	(65)	(118)	(148)
State and local	308	(324)	(510)
Non-U.S.	(110)	(508)	(3,076)
Total deferred tax provision (benefit)	133	(950)	(3,734)
Income tax provision (benefit)	$3,464	$19,506	$45,637

The reconciliation of the U.S. Federal statutory rate to the Company's effective tax rate is as follows:

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019(1)
Income tax provision (benefit) at the U.S. Federal tax rate	$(971,908)	$(801,014)	$(783,143)
State income taxes, inclusive of valuation allowance	628	(256)	(403)
Withholding tax	2,304	8,350	13,712
Foreign rate differential	(46,798)	(39,240)	(23,087)
Stock-based compensation	5,815	30,567	13,772
Non-deductible compensation	89,941	—	—
Non-deductible expenses	29,533	15,056	13,333
Non-deductible financial instrument expense	118,061	(136,753)	(15,402)
Goodwill Impairment	—	1,492	39,482
Rate Change	(528,448)	(143,058)	10,259
ChinaCo Deconsolidation	—	286,637	—
Finite-Lived Intangible	(282,823)	—	(1,191,728)
Other, net	(19,360)	54,609	(3,298)
Valuation allowance	1,606,519	743,116	1,972,140
Income tax provision (benefit)	$3,464	$19,506	$45,637

(1)Certain lines from the prior years have been reclassified to align with the 2021 presentation with no impact to the Income tax provision (benefit) amount.
Deferred income taxes reflect the effect of temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The components of deferred tax assets and liabilities are as follows:

	December 31,
(Amounts in thousands)	2021	2020
Deferred tax assets:
Investment in partnership	$585,889	$488,786
Deferred rent	196,597	136,502
Property and Equipment	159,589	71,353
Accrued expenses	8,288	11,527
Stock-based compensation	9,511	8,107
Deferred financing obligation	2,080	2,546
Unrealized (gain) loss on foreign exchange	9,663	3,634
Net operating loss	3,055,131	2,033,703
Capital Loss	25,770	40,677
Finite-lived intangibles	1,782,602	1,259,586
Interest	21,482	6,989
Lease Liability	2,489,762	2,636,664
Other	16,500	14,515
Total deferred tax assets	8,362,864	6,714,589
Valuation allowance	(5,775,391)	(4,057,892)
Total net deferred tax assets	2,587,473	2,656,697
Deferred tax liabilities:
Deferred Rent	(931)	(755)
Accrued Expenses	(5,612)	(2,206)
Unrealized (Gain)/Loss on foreign exchange	(1,774)	(7,655)
Property and equipment	(49,630)	(10,969)
Finite-lived intangibles	(288)	(264)
Right-of-Use Asset	(2,477,219)	(2,630,343)
Other	(50,746)	(3,128)
Total deferred tax liabilities	(2,586,200)	(2,655,320)
Net deferred tax asset(1)	$1,273	$1,377

(1)As of December 31, 2021, 2020 and 2019, $1.3 million, $1.4 million and $1.2 million net deferred tax asset is included as a component of other assets on the accompanying consolidated balance sheet,respectively.
We evaluate the realizability of our deferred tax assets and establish a valuation allowance when it is more likely than not that all or a portion of a deferred tax asset may not be realized. The Company has recorded a full valuation allowance on its net deferred tax assets in most jurisdictions, however in certain jurisdictions, the Company did not record a valuation allowance where the Company had profitable operations, or the Company recorded only a partial valuation allowance due to the existence of deferred tax liabilities that will partially offset the Company’s deferred tax assets in future years. As of December 31, 2021, we concluded, based on the weight of all available positive and negative evidence, that a portion of our deferred tax assets are not more likely than not to be realized. As such a valuation allowance in the amount of $5.8 billion has been recognized on the Company’s deferred tax assets. The net change in valuation allowance for 2021 was an increase of $1.7 billion.
On April 1, 2019, WW Worldwide CV transferred the intellectual property rights to WeWork UK International. For financial reporting purposes the intangible assets; including marketing intangibles, technical IP, and know-how; are recognized at a book value of zero, but for tax purposes will assume the value of the consideration paid. The value of the consideration was based on the Company’s overall valuation on the date of the transaction and has been submitted to HM Revenue & Customs (“HMRC”) in the UK for review and sign-off. For UK income tax purposes, a deferred tax asset relating to the various components of the IP that generates tax amortization was established. The transaction is currently under the review of the HMRC, and the deferred tax asset is offset by a full valuation allowance.
As of December 31, 2021, the Company had U.S. federal income tax net operating loss carryforwards of $6.9 billion, of which $6.0 billion may be carried forward indefinitely and $0.9 billion will begin to expire starting in 2033 if not utilized. The Company also had capital loss carryforward of $122.0 million, which if unused, will expire in 2026. The Company had U.S. state income tax net operating loss carryforwards of $6.6 billion with varying expiration dates (some of which are indefinite), the first of which will begin to expire starting in 2028 if not utilized. As of December 31, 2021, the Company had foreign net operating loss carryforwards of $4.1 billion (with various expiration dates), of which approximately $3.5 billion have indefinite carryforward periods.
Certain of these federal, state and foreign net operating loss carryforwards may be subject to Internal Revenue Code Section 382 or similar provisions, which impose limitations on their utilization amounts.
The Company has not recorded deferred income taxes applicable to the undistributed earnings of its foreign subsidiary that are indefinitely reinvested in foreign operations. Any undistributed earnings will be used to fund international operations and to make investments outside of the United States.
The Company recognizes interest and penalties, if applicable, related to uncertain tax positions in the income tax provision. There were no reserves for unrecognized tax benefits and no accrued interest related to uncertain tax positions as of December 31, 2021 and 2020.
The Company files income tax returns in U.S. federal, U.S. state and foreign jurisdictions. With some exceptions, most tax years remain open to examination by the taxing authorities due to the Company’s NOL carryforwards.